Taxes Other Than Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Taxes Other Than Income Taxes [Abstract]
Components Of Taxes Other Than Income Taxes

	Years Ended December 31,
	2014	2013	2012
Property	$24,133	$25,341	$21,162
Capital Stock	1,315	2,127	3,196
Gross receipts, excise and franchise	10,945	11,775	9,975
Payroll	7,583	7,395	6,912
Other	6,477	6,047	5,612
Total taxes other than income	$50,453	$52,685	$46,857